PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees' Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Wages and salaries	$ 8,380	$ 8,176	$ 7,912
Defined benefits cost (see note 8.2)	201	264	265
Loss following new labor agreement in the U.S. (see note 8.2)	0	15	0
Other staff expenses	1,668	2,004	1,791
Total	$ 10,249	$ 10,459	$ 9,968